Commitments and Contingencies (Contingencies) (Narrative) (Details) (Former Employee [Member])	1 Months Ended
	Nov. 30, 2013 ILS	Jul. 31, 2009 USD ($)	Jul. 31, 2009 ILS	Dec. 31, 2008 USD ($)	Dec. 31, 2008 ILS
Claims damage amount				$ 142,000	552,000
Percentage to maintain equity interest				1.45%	1.45%
Loss Contingency Demanded On Termination		113,000	441,000
Legal Fees	55,000